Fair Value Measurements (Details) - Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates - $ / shares				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Aug. 25, 2020	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility				15.00%	27.70%	16.00%
Expected life of the options to convert				5 years 3 months	5 years	5 years 6 months
Risk-free rate				0.98%	0.91%	0.43%
Dividend yield				0.00%	0.00%	0.00%
Fair Value, Inputs, Level 3 [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock Price (in Dollars per share)	$ 10.24	$ 9.58	$ 9.60			$ 10.24
Volatility	24.00%	15.50%	15.50%
Expected life of the options to convert	5 years 6 months	5 years 9 months	6 years
Risk-free rate	0.43%	0.35%	0.40%
Dividend yield	0.00%	0.00%	0.00%